U.S. Bancorp Fund Services, LLC
2020 E. Financial Way, Suite 100
Glendora, CA  91741

July 24, 2009

FILED VIA EDGAR

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Re:	Professionally Managed Portfolios (the “Trust”)
File Nos.: 33-12213 and 811-05037
On behalf of the Akre Focus Fund

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, the Trust hereby submits Post-Effective Amendment No. 351 to the Trust’s Registration Statement (“PEA# 351”) for the purpose of adding a new series—the Akre Focus Fund—to the Trust.

The Trust is filing this PEA# 351 pursuant to Rule 485(a)(2), which means it would then automatically become effective on October 7, 2009.  However, the Trust anticipates that it will file a request for acceleration within the next 30 days seeking effectiveness of this PEA# 351 by or before August 31, 2009.  Accordingly, the Trust intends to submit an “exhibits only” filing pursuant to Rule 485(a) that will contain all of the outstanding exhibits noted on Part C by or before August 12, 2009.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards

Elaine Richards, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures